Average Annual Total Returns - Bretton Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bretton Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	14.08%	13.79%
Bretton Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.18%	13.80%	13.58%
Bretton Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	11.28%	11.58%